Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,564,000.00
Previously Paid Amount	0.00
Total Fee Amount	571.07
Total Offset Amount	0.00
Net Fee	571.07
Narrative - Max Aggregate Offering Price	$ 6,564,000.00
Final Prospectus	true